Stockholders' Equity - Preferred Stock Issuances - Additional Information (Details) - USD ($)				1 Months Ended		12 Months Ended
	Nov. 07, 2019	Jul. 11, 2019	Mar. 29, 2019	Sep. 30, 2018	Feb. 28, 2018	Dec. 31, 2019	Dec. 31, 2018	Aug. 19, 2019	Nov. 05, 2018
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share)						$ 0.01	$ 0.01
Sale of common stock, net of expenses (in shares)				6,669	606
Fair value of warrants issued						$ 20,844,000	$ 28,539,000
Preferred stock, aggregate stated value						0	$ 0
Common Stock [Member]
Stockholders Equity Note [Line Items]
Conversion of stock, shares issued	813,473
Sale of common stock, net of expenses (in shares)							7,624
2019 Warrants [Member]
Stockholders Equity Note [Line Items]
Number of shares called upon exercise of warrant	824,587
Fair value of warrants issued						20,800,000
Series E Convertible Preferred Stock [Member] | July 2019 Private Placement [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Number of shares issued		20,000
Preferred stock, par value (in dollars per share)		$ 0.01
Shares issued, price per share		$ 1,000
Series E Preferred Stock and Related Warrants [Member]
Stockholders Equity Note [Line Items]
Debt and warrants exchanged for preferred stock						$ 11,800,000
Number of preferred stock and warrants issued upon conversion						11,500
Value of accounts payable exchanged						$ 100,000
Number of shares issued upon exchange of accounts payable						149
Number of shares issued upon exchange of investor waiver rights						923
Series E Preferred Stock and Related Warrants [Member] | July 2019 Private Placement [Member]
Stockholders Equity Note [Line Items]
Debt and warrants exchanged for preferred stock		$ 11,800,000
Number of preferred stock and warrants issued upon conversion		11,500
Value of accounts payable exchanged		$ 100,000
Number of shares issued upon exchange of accounts payable		149
Number of shares issued upon exchange of investor waiver rights		923
Series E-1 Convertible Preferred Stock [Member] | August 2019 Private Placement [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Number of shares issued								9,510
Preferred stock, par value (in dollars per share)								$ 0.01
Shares issued, price per share								$ 1,000
Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Conversion price	$ 23.04					$ 42.00
Warrant exercise price	23.04					$ 42.00
Warrant exercisable term						5 years
Net proceeds from issuance of preferred stock						$ 26,600,000
Beneficial conversion feature						$ 18,300,000
Preferred Stock and 2019 Warrants [Member]
Stockholders Equity Note [Line Items]
Conversion of stock, description						The Conversion Price of the Preferred Stock and the Exercise Price of the 2019 Warrants were initially subject to adjustment in each of the following circumstances: (i) on the third trading day following the date that the Company effects a reverse stock split, or the Reverse Split Reset Date, (ii) the date that the initial registration statement covering the shares of common stock issuable upon the conversion of the Preferred Stock and the exercise of the 2019 Warrants is declared effective by the SEC, or the Registration Reset Date, and (iii) in the event that all of the shares of common stock which we were required to register with the SEC were not then registered on an effective registration statement, the date that all of the shares underlying the respective Preferred Stock and 2019 Warrants may be sold pursuant to Rule 144, or the Rule 144 Reset Date, each of such reset dates, a Reset Date and, collectively, the Reset Dates. On each Reset Date, the Conversion Price and the Exercise Price were to be reduced, and only reduced, to equal the lesser of (x) the then effective Conversion Price or Exercise Price, as applicable, and (y) 90% of the average of the five daily volume weighted average prices of the common stock immediately prior to each Reset Date, or the Reset Formula.
Private Placements and Debt Exchange [Member]
Stockholders Equity Note [Line Items]
Conversion price and exercise price per share	$ 16.10
Private Placements and Debt Exchange [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Sale of common stock, net of expenses (in shares)	3,429,680
Second Registration Statement [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Sale of common stock, net of expenses (in shares)	1,564,085
Series D Preferred Shares [Member]
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share)									$ 0.01
Preferred stock, aggregate stated value			$ 1,160,000,000
Proceeds from exchange of senior secured promissory note			$ 400,000